LONG - TERM BORROWINGS AND OTHER NOTES PAYABLE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Debt Disclosure [Abstract]
Beginning balance (September 30, 2018)			$ 587,700
Accretion of debt discount	$ 9,400	$ 9,400	46,700	$ 35,500	82,300
Ending balance (March 31, 2019)	$ 606,500		$ 606,500		$ 587,700